Free Market International Equity Fund
Schedule of Investments
November 30, 2024 (Unaudited)

OPEN END FUNDS - 99.8%	Shares	Value
DFA International Small Cap Value Portfolio - Class Institutional (a)	55,558,094	$1,270,058,030
DFA International Value Portfolio III - Class Institutional (b)	26,434,971	484,817,363
DFA International Value Series (c)	12,951,565	464,702,161
Dimensional International Small Cap ETF	12,414,984	315,216,444
Emerging Markets Small Cap Portfolio - Class Institutional (a)	6,477,518	154,488,802
Emerging Markets Value Portfolio - Class Institutional (a)	4,910,451	152,371,285
iShares Core MSCI EAFE ETF	2,161,712	159,210,089
iShares Core MSCI Emerging Markets ETF	3,013,844	163,681,868
TOTAL OPEN END FUNDS (Cost $2,585,273,478)		3,164,546,042

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.58% (d)	6,214,284	6,214,284
TOTAL SHORT-TERM INVESTMENTS (Cost $6,214,284)		6,214,284

TOTAL INVESTMENTS - 100.0% (Cost $2,591,487,762)		3,170,760,326
Liabilities in Excess of Other Assets - (0.0)% (e)		(410,894)
TOTAL NET ASSETS - 100.0%		$3,170,349,432
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.
(d)	The rate shown represents the 7-day effective yield as of November 30, 2024.
(e)	Represents less than 0.05% of net assets.
ETF	Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Free Market International Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Open End Funds	$2,699,843,881	$–	$–	$2,699,843,881
Investments Measured at Net Asset Value (a)	–	–	–	464,702,161
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	–
Money Market Funds	6,214,284	–	–	6,214,284
Total Investments (b)	$2,706,058,165	$–	$–	$3,170,760,326

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(b)	Please refer to the Portfolio of Investments for further details.